PFG ACTIVE CORE BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 99.4%
	FIXED INCOME – 99.4%
3,224,674	PIMCO Income Fund, Institutional Class	$ 33,794,581
980,970	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	9,319,211
1,192,804	PIMCO Investment Grade Credit Bond Fund, Institutional Class	10,472,816
1,860,058	PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	17,484,549
5,358,758	PIMCO Total Return Fund, Institutional Class	45,495,855
	TOTAL OPEN END FUNDS (Cost $128,580,398)	116,567,012

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
515,247	BlackRock Liquidity FedFund, Institutional Class, 5.15% (Cost $515,247)(a)	515,247

	TOTAL INVESTMENTS – 99.9% (Cost $129,095,645)	$ 117,082,259
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	156,796
	NET ASSETS - 100.0%	$ 117,239,055

(a)	Rate disclosed is the seven day effective yield as of July 31, 2023.

PFG AMERICAN FUNDS® CONSERVATIVE INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 99.6%
	EQUITY - 10.0%
376,144	American Mutual Fund, Class R-6	$ 19,175,834

	FIXED INCOME - 74.6%
3,362,226	American Funds - Bond Fund of America (The), Class R-6	37,993,149
1,058,049	American Funds Multi-Sector Income Fund, Class R-6	9,617,666
2,073,473	American Funds Strategic Bond Fund, Class R-6	19,221,098
3,863,908	American Intermediate Bond Fund of America, Class R-6	47,603,343
3,059,256	American Short Term Bond Fund of America, Class R-6	28,757,009
		143,192,265
	MIXED ALLOCATION - 15.0%
309,675	American Balanced Fund, Class R-6	9,652,584
828,283	The Income Fund of America, Class R-6	19,265,872
		28,918,456

	TOTAL OPEN END FUNDS (Cost $206,559,418)	191,286,555

	SHORT-TERM INVESTMENT — 0.1%
	MONEY MARKET FUND - 0.1%
118,585	BlackRock Liquidity FedFund, Institutional Class, 5.15% (Cost $118,585)(a)	118,585

	TOTAL INVESTMENTS - 99.7% (Cost $206,678,003)	$ 191,405,140
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	555,648
	NET ASSETS - 100.0%	$ 191,960,788

(a)	Rate disclosed is the seven day effective yield as of July 31, 2023.

PFG AMERICAN FUNDS® GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 99.8%
	EQUITY - 99.8%
3,389,409	AMCAP Fund, Class R-6	$ 128,323,033
2,535,705	American - The Growth Fund of America, Class R-6	161,169,407
1,206,649	American Funds - New Economy Fund (The), Class R-6	64,664,325
1,839,221	American Funds Fundamental Investors, Class R-6	129,352,443
1,125,921	American New Perspective Fund, Class R-6	64,323,843
1,434,017	Smallcap World Fund, Inc, Class R-6	96,968,196
	TOTAL OPEN END FUNDS (Cost $662,321,875)	644,801,247

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
2,503,304	BlackRock Liquidity FedFund, Institutional Class, 5.15% (Cost $2,503,304)(a)	2,503,304

	TOTAL INVESTMENTS - 100.2% (Cost $664,825,179)	$ 647,304,551
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(1,487,416)
	NET ASSETS - 100.0%	$ 645,817,135

(a)	Rate disclosed is the seven day effective yield as of July 31, 2023.

PFG BNY MELLON DIVERSIFIER STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUND — 2.0%
	EQUITY - 2.0%
63,792	iShares Global Infrastructure ETF (Cost $3,051,254)	$ 3,049,896

	OPEN END FUNDS — 97.5%
	ALTERNATIVE - 26.9%
2,842,818	BNY Mellon Global Real Return, Class I	41,050,297

	EQUITY - 3.0%
83,236	BNY Mellon Natural Resources Fund, Class I	4,634,574

	FIXED INCOME - 67.6%
11,326,670	BNY Mellon Core Plus Fund, Class I(a)	102,959,435

	TOTAL OPEN END FUNDS (Cost $160,293,583)	148,644,306

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
663,289	BlackRock Liquidity FedFund, Institutional Class, 5.15% (Cost $663,289)(b)	663,289

	TOTAL INVESTMENTS - 100.0% (Cost $164,008,126)	$ 152,357,491
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	38,633
	NET ASSETS - 100.0%	$ 152,396,124

ETF	- Exchange-Traded Fund

(a)	Affiliated Company – PFG BNY Mellon Diversifier Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2023.

PFG BR TARGET ALLOCATION EQUITY STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 99.7%
117,421	iShares Core MSCI Emerging Markets ETF	$ 6,132,899
133,948	iShares Core S&P 500 ETF	61,640,191
34,503	iShares Core S&P Mid-Cap ETF	9,398,617
132,867	iShares MSCI EAFE Growth ETF	12,832,295
302,596	iShares MSCI EAFE Value ETF	15,447,526
53,218	iShares MSCI USA Min Vol Factor ETF	4,010,508
106,456	iShares MSCI USA Quality Factor ETF	14,900,646
55,811	iShares S&P 500 Growth ETF	4,055,227
49,558	iShares US Infrastructure ETF	2,001,648
36,286	iShares US Technology ETF	4,124,630
	TOTAL EXCHANGE-TRADED FUNDS (Cost $129,942,207)	134,544,187

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
492,752	BlackRock Liquidity FedFund, Institutional Class, 5.15% (Cost $492,752)(a)	492,752

	TOTAL INVESTMENTS - 100.1% (Cost $130,434,959)	$ 135,036,939
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(176,204)
	NET ASSETS - 100.0%	$ 134,860,735

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Rate disclosed is the seven day effective yield as of July 31, 2023.

PFG FIDELITY INSTITUTIONAL AM® CORE PLUS BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 54.6%
	FIXED INCOME - 54.6%
144,290	Fidelity Corporate Bond ETF	$ 6,583,953
69,662	Fidelity Total Bond ETF	3,152,902
16,973	iShares MBS ETF	1,577,131
134,293	iShares US Treasury Bond ETF	3,059,194
	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,311,731)	14,373,180

	OPEN END FUNDS — 44.9%
	FIXED INCOME - 44.9%
304,930	Fidelity Advisor Strategic Income Fund, Class Z	3,399,970
894,146	Fidelity Total Bond Fund, Class Z	8,413,909
	TOTAL OPEN END FUNDS (Cost $11,680,239)	11,813,879

	SHORT-TERM INVESTMENT — 1.0%
	MONEY MARKET FUND - 1.0%
254,451	BlackRock Liquidity FedFund, Institutional Class, 5.15% (Cost $254,451)(a)	254,451

	TOTAL INVESTMENTS - 100.5% (Cost $26,246,421)	$ 26,441,510
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(131,314)
	NET ASSETS - 100.0%	$ 26,310,196

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of July 31, 2023.

PFG FIDELITY INSTITUTIONAL AM® EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 99.7%
	EQUITY - 99.7%
1,053,298	Fidelity 500 Index Fund, Institutional Premium Class	$ 167,853,581
6,131,490	Fidelity Global ex US Index Fund, Institutional Premium Class	87,618,987
600,968	Fidelity Mid Cap Index Fund, Institutional Premium Class	17,596,348
714,602	Fidelity Small Cap Index Fund, Institutional Premium Class	17,743,573
	TOTAL OPEN END FUNDS (Cost $245,754,414)	290,812,489

	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
1,818,042	BlackRock Liquidity FedFund, Institutional Class, 5.15% (Cost $1,818,042)(a)	1,818,042

	TOTAL INVESTMENTS - 100.3% (Cost $247,572,456)	$ 292,630,531
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(762,200)
	NET ASSETS - 100.0%	$ 291,868,331

(a)	Rate disclosed is the seven day effective yield as of July 31, 2023.

PFG FIDELITY INSTITUTIONAL AM® EQUITY SECTOR STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 56.1%
	EQUITY - 56.1%
392,817	Fidelity MSCI Consumer Discretionary Index ETF	$ 29,791,242
783,792	Fidelity MSCI Consumer Staples Index ETF	36,367,949
1,628,038	Fidelity MSCI Energy Index ETF	39,089,192
491,581	Fidelity MSCI Financials Index ETF	24,520,060
1,301,709	Fidelity MSCI Materials Index ETF(a)	62,989,699
	TOTAL EXCHANGE-TRADED FUNDS (Cost $176,338,767)	192,758,142

	OPEN END FUNDS — 43.7%
	EQUITY - 43.7%
1,235,901	Fidelity Advisor Health Care Fund, Class Z(b)	82,261,538
634,569	Fidelity Advisor Technology Fund, Class Z	67,943,304
	TOTAL OPEN END FUNDS (Cost $129,984,383)	150,204,842

	SHORT-TERM INVESTMENT — 0.7%
	MONEY MARKET FUND - 0.7%
2,328,554	BlackRock Liquidity FedFund, Institutional Class, 5.15% (Cost $2,328,554)(c)	2,328,554

	TOTAL INVESTMENTS - 100.5% (Cost $308,651,704)	$ 345,291,538
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(1,596,310)
	NET ASSETS - 100.0%	$ 343,695,228

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Affiliated Company – PFG Fidelity Institutional AM® Equity Sector Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2023.

PFG INVESCO® EQUITY FACTOR ROTATION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 99.7%
205,623	Invesco International Developed Dynamic Multifactor ETF	$ 5,124,639
138,444	Invesco Russell 1000 Dynamic Multifactor ETF	7,005,267
47,926	Invesco Russell 2000 Dynamic Multifactor ETF	1,832,211
136,561	Invesco S&P 500 Enhanced Value ETF(a)	5,877,586
26,127	Invesco S&P 500 Low Volatility ETF	1,653,055
29,073	Invesco S&P 500 Momentum ETF	1,654,957
32,101	Invesco S&P 500 Quality ETF	1,680,808
69,920	Invesco S&P Emerging Markets Low Volatility ETF	1,708,845
60,297	Invesco S&P International Developed Low Volatility ETF	1,680,477
61,513	Invesco S&P MidCap 400 Equal Weight ETF	5,845,581
	TOTAL EXCHANGE-TRADED FUNDS (Cost $32,524,588)	34,063,426

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
135,284	BlackRock Liquidity FedFund, Institutional Class, 5.15% (Cost $135,284)(b)	135,284

	TOTAL INVESTMENTS - 100.1% (Cost $32,659,872)	$ 34,198,710
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(35,470)
	NET ASSETS - 100.0%	$ 34,163,240

ETF	- Exchange-Traded Fund

(a) (b)

Affiliated Company – PFG Invesco® Equity Factor Rotation Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

Rate disclosed is the seven day effective yield as of July 31, 2023.

PFG JANUS HENDERSON® BALANCED STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 12.6%
	EQUITY - 1.5%
64,959	Janus Henderson Small/Mid Cap Growth Alpha ETF	$ 4,231,429

	FIXED INCOME - 11.1%
643,419	Janus Henderson Short Duration Income ETF	30,851,941

	TOTAL EXCHANGE-TRADED FUNDS (Cost $34,527,250)	35,083,370

	OPEN END FUNDS — 87.2%
	EQUITY - 5.3%
524,759	Janus Henderson Contrarian Fund, Class N	14,667,002

	FIXED INCOME - 2.2%
854,547	Janus Henderson High-Yield Fund, Class N	6,075,831

	MIXED ALLOCATION - 79.7%
5,399,707	Janus Henderson Balanced Fund, Class N	222,683,907

	TOTAL OPEN END FUNDS (Cost $265,428,491)	243,426,740

	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
930,731	BlackRock Liquidity FedFund, Institutional Class, 5.15% (Cost $930,731)(a)	930,731

	TOTAL INVESTMENTS - 100.1% (Cost $300,886,472)	$ 279,440,841
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(220,559)
	NET ASSETS - 100.0%	$ 279,220,282

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of July 31, 2023.

PFG JP MORGAN® TACTICAL AGGRESSIVE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 38.7%
	EQUITY - 38.7%
180,722	JPMorgan BetaBuilders International Equity ETF	$ 10,196,335
116,732	JPMorgan BetaBuilders U.S. Equity ETF	9,636,227
65,533	JPMorgan BetaBuilders U.S. Small Cap Equity ETF	3,994,531
523,970	JPMorgan Diversified Return International Equity ETF(a)	28,331,058
72,558	JPMorgan Equity Premium Income ETF	4,054,541
497,058	JPMorgan International Research Enhanced Equity	29,147,481
528,060	JPMorgan US Value Factor ETF	19,707,199
	TOTAL EXCHANGE-TRADED FUNDS (Cost $99,198,820)	105,067,372

	OPEN END FUNDS — 61.1%
	ALTERNATIVE - 3.6%
586,562	JPMorgan Emerging Market Research Enhanced Equity Fund, Class R6	9,654,812

	EQUITY - 57.5%
657,463	JPMorgan Emerging Markets Equity Fund, Class R6	20,394,505
65,626	JPMorgan Equity Index Fund, Class R6	4,522,275
614,894	JPMorgan Growth Advantage Fund, Class R6	19,811,884
546,391	JPMorgan Large Cap Growth Fund, Class R6	32,761,586
1,189,878	JPMorgan Large Cap Value Fund, Class R6	23,000,351
2,692,081	JPMorgan U.S. Equity Fund, Class R6	55,564,544
		156,055,145

	TOTAL OPEN END FUNDS (Cost $147,548,505)	165,709,957

PFG JP MORGAN® TACTICAL AGGRESSIVE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2023

Shares		Fair Value
SHORT-TERM INVESTMENT — 0.4%
MONEY MARKET FUND - 0.4%
1,149,442	BlackRock Liquidity FedFund, Institutional Class, 5.15% (Cost $1,149,442)(b)	$ 1,149,442

	TOTAL INVESTMENTS - 100.2% (Cost $247,896,767)	$ 271,926,771
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(454,753)
	NET ASSETS - 100.0%	$ 271,472,018

ETF	- Exchange-Traded Fund

(a) (b)

Affiliated Company – PFG JP Morgan® Tactical Aggressive Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

Rate disclosed is the seven day effective yield as of July 31, 2023.

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 42.0%
	EQUITY - 23.2%
110,753	JPMorgan BetaBuilders International Equity ETF	$ 6,248,684
56,439	JPMorgan BetaBuilders U.S. Equity ETF	4,659,039
27,638	JPMorgan BetaBuilders U.S. Small Cap Equity ETF	1,684,661
216,449	JPMorgan Diversified Return International Equity ETF	11,703,398
44,689	JPMorgan Equity Premium Income ETF	2,497,221
113,215	JPMorgan International Research Enhanced Equity ETF	6,638,928
136,269	JPMorgan U.S. Value Factor ETF	5,085,559
		38,517,490
	FIXED INCOME - 18.8%
75,163	iShares 10-20 Year Treasury Bond ETF	8,143,159
430,157	JPMorgan BetaBuilders US Agg	19,782,920
73,592	JPMorgan High Yield Research Enhanced ETF	3,306,224
		31,232,303

	TOTAL EXCHANGE-TRADED FUNDS (Cost $66,887,190)	69,749,793

	OPEN END FUNDS — 57.6%
	ALTERNATIVE - 3.3%
327,938	JPMorgan Emerging Market Research Enhanced Equity Fund, Class R6	5,397,855

	EQUITY - 34.5%
201,360	JPMorgan Emerging Markets Equity Fund, Class R6	6,246,197
40,546	JPMorgan Equity Index Fund, Class R6	2,794,037
155,783	JPMorgan Growth Advantage Fund, Class R6	5,019,327
263,348	JPMorgan Large Cap Growth Fund, Class R6	15,790,329
516,054	JPMorgan Large Cap Value Fund, Class R6	9,975,332
842,952	JPMorgan U.S. Equity Fund, Class R6	17,398,520
		57,223,742

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 57.6% (Continued)
	FIXED INCOME - 19.8%
926,201	JPMorgan Core Bond Fund, Class R6	$ 9,400,943
2,474,687	JPMorgan Core Plus Bond Fund, Class R6	17,669,268
707,832	JPMorgan Income Fund, Class R6	5,790,069
		32,860,280

	TOTAL OPEN END FUNDS (Cost $89,983,273)	95,481,877

	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
579,910	BlackRock Liquidity FedFund, Institutional Class, 5.15% (Cost $579,910)(a)	579,910

	TOTAL INVESTMENTS - 99.9% (Cost $157,450,373)	$ 165,811,580
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	135,523
	NET ASSETS - 100.0%	$ 165,947,103

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of July 31, 2023.

PFG MEEDER TACTICAL STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 99.7%
	ALTERNATIVE - 10.0%
888,539	Meeder Spectrum Fund, Institutional Class(a)	$ 11,933,085

	EQUITY - 76.3%
1,513,852	Meeder Dynamic Allocation Fund, Institutional Class(a)	20,013,120
361,883	Meeder Moderate Allocation Fund, Institutional Class	4,201,466
7,193,801	Meeder Muirfield Fund, Institutional Class(a)	66,542,655
		90,757,241
	FIXED INCOME - 2.7%
190,502	Meeder Total Return Bond Fund, Institutional Class	1,712,612
78,585	Performance Trust Strategic Bond Fund	1,515,117
		3,227,729
	MIXED ALLOCATION - 10.7%
750,632	Meeder Balanced Fund, Institutional Class	9,397,914
151,877	Meeder Conservative Allocation Fund, Institutional Class	3,318,510
		12,716,424

	TOTAL OPEN END FUNDS (Cost $123,669,102)	118,634,479

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
424,408	BlackRock Liquidity FedFund, Institutional Class, 5.15% (Cost $424,408)(b)	424,408

	TOTAL INVESTMENTS - 100.1% (Cost $124,093,510)	$ 119,058,887
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(146,690)
	NET ASSETS - 100.0%	$ 118,912,197

(a)	Affiliated Company – PFG Meeder Tactical Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2023.

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 14.8%
	COMMODITY - 4.9%
160,105	iShares GSCI Commodity Dynamic ETF	$ 4,551,785

	EQUITY - 9.9%
52,052	Schwab International Small-Cap Equity ETF	1,843,682
75,862	SPDR Portfolio Emerging Markets ETF	2,759,101
9,308	Vanguard Small-Cap Growth ETF	2,229,080
13,342	Vanguard Small-Cap Value ETF	2,326,711
		9,158,574

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,917,890)	13,710,359

	OPEN END FUNDS — 84.9%
	EQUITY - 84.9%
288,477	MFS Global Real Estate Fund, Class R5	4,736,793
65,369	MFS Growth Fund, Class R6	11,069,547
140,787	MFS Institutional International Equity Fund, Class R6	4,603,741
111,140	MFS International Growth Fund, Class R5	4,614,517
343,262	MFS International Large Cap Value Fund, Class R6	4,575,685
53,319	MFS International New Discovery Fund, Class R6	1,717,395
335,164	MFS Mid Cap Growth Fund, Class R6(a)	9,267,295
300,707	MFS Mid Cap Value Fund, Class R5	9,255,748
188,801	MFS Research Fund, Class R6	10,219,793
327,518	MFS Research International Fund, Class R6	7,254,515
225,544	MFS Value Fund, Class R6	11,114,812
	TOTAL OPEN END FUNDS (Cost $73,472,845)	78,429,841

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2023

Shares		Fair Value
SHORT-TERM INVESTMENT — 0.3%
MONEY MARKET FUND - 0.3%
257,704	BlackRock Liquidity FedFund, Institutional Class, 5.15% (Cost $257,704)(b)	$ 257,704

	TOTAL INVESTMENTS - 100.0% (Cost $87,648,439)	$ 92,397,904
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(c)	(23,239)
	NET ASSETS - 100.0%	$ 92,374,665

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2023.
(c)	Amount represents less than (0.05)%.

PFG TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUND — 3.7%
	FIXED INCOME - 3.7%
97,788	Janus Henderson Mortgage-Backed Securities ETF (Cost $4,873,625)	$ 4,454,244

	OPEN END FUNDS — 95.8%
	EQUITY - 28.5%
294,410	Janus Henderson Asia Equity Fund, Class N(a),(b)	3,000,035
172,075	Janus Henderson Contrarian Fund, Class N	4,809,500
1,149,907	Janus Henderson Global Equity Income Fund, Class N	7,106,423
148,753	Janus Henderson Global Life Sciences Fund, Class N	10,418,642
176,020	Janus Henderson Global Technology and Innovation Fund, Class N(a)	8,605,634
		33,940,234
	FIXED INCOME - 59.7%
2,097,476	Counterpoint Tactical Income Fund, Class I	23,281,982
144,992	Counterpoint Tactical Municipal Fund, Class I	1,509,365
2,088,190	Janus Henderson Developed World Bond Fund, Class R6	15,703,190
1,348,030	Janus Henderson Flexible Bond Fund, Class N	12,496,242
192,296	Janus Henderson High-Yield Fund, Class N	1,367,224
50,197	Kensington Managed Income Fund, Institutional Class	488,413
398,781	Sierra Tactical Bond Fund, Institutional Class	10,324,448
321,358	Toews Tactical Income Fund	3,203,938
277,788	WSTCM Credit Select Risk-Managed Fund, Institutional Class	2,863,994
		71,238,796
	MIXED ALLOCATION - 7.6%
626,492	Janus Henderson Dividend & Income Builder Fund, Class R6(b)	9,021,486

	TOTAL OPEN END FUNDS (Cost $114,186,659)	114,200,516

PFG TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2023

Shares		Fair Value
SHORT-TERM INVESTMENT — 0.4%
MONEY MARKET FUND - 0.4%
450,636	BlackRock Liquidity FedFund, Institutional Class, 5.15% (Cost $450,636)(c)	$ 450,636

	TOTAL INVESTMENTS - 99.9% (Cost $119,510,920)	$ 119,105,396
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	98,497
	NET ASSETS - 100.0%	$ 119,203,893

ETF	- Exchange-Traded Fund

(a)	Non-income producing security.
(b)	Affiliated Company – PFG Tactical Income Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2023.